Loan receivables, net - Past due financing receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Loan receivables	$ 13,590
Total loan receivables, net	13,589	$ 19,679
Financing Receivables 1 To 89 Days Past Due
Loan receivables	871	1
Financing Receivables, 90 to 179 Days Past Due
Loan receivables		3,105
Financing Receivables, Equal to Greater than 365 Days Past Due
Loan receivables	27
Financial Asset, Past Due
Loan receivables	898	3,106
Financial Asset, Not Past Due
Loan receivables	$ 12,691	$ 16,573